Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
Dreyfus Diversified International Fund | Class A
Prospectus:
Trading Symbol	DFPAX
Dreyfus Diversified International Fund | Class C
Prospectus:
Trading Symbol	DFPCX
Dreyfus Diversified International Fund | Class I
Prospectus:
Trading Symbol	DFPIX
Dreyfus Diversified International Fund | Class Y
Prospectus:
Trading Symbol	DDIFX